Subsequent Events (Details) - Subsequent Event [Member] $ in Millions		1 Months Ended
	Mar. 20, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Feb. 17, 2023 CNY (¥)
Subsequent Events (Details) [Line Items]
Subsequent events, description	HEYSEN PTE. LTD., wholly-owned subsidiary of the Company was registered in Singapore with the registration capital 10,000 Singapore Dollars, which has not been paid as of the date of this report.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net		$ 11.6	¥ 80,000,000
Government to purchase description				Government to purchase the 50-year land’s use of the right of 114,287 square meters at a price of approximately RMB 288 per square meter
Revenue from industrial				¥ 4,839,300